UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549

                                    FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                            MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-08637
                                   ---------------------------------------------


The Pacific Corporate Group Private Equity Fund
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           (Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California,              92037
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(Address of principal executive offices)                          (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street,
Wilmington, Delaware   19801
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(Name and address of agent for service)

Registrant's telephone number, including area code: 858-456-6000
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Date of fiscal year end:  03/31/07
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Date of reporting period: 06/30/06
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     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of June 30, 2006
                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity          Net Assets

Direct Investments:

Manufacturing:
   ADCO Global, Inc.
   placeCityRaleigh, StateNC
   Adhesives, sealants and coatings
   8,638 shares of redeemable exchangeable
     cumulative preferred stock                                 $      863,700    $    1,200,000
   1,000 shares of common stock                                      1,000,000         1,000,000
                                                                --------------    --------------

       Total Manufacturing                                           1,863,700         2,200,000          4.70%             4.70%
                                                                --------------    --------------       --------         ---------

Telecommunications:
   Integra Telecom, Inc.
   placeCityPortland, StateOR
   Facilities-based, integrated communications provider
   4,000,000 shares of Series F preferred stock                      1,000,000                 0
   Warrant to purchase 71,222 shares of Class A voting
     common stock at $.05 per share, expiring 1/14/10                   0                0
   185,000 shares of Series H preferred stock                          185,000           555,000
   Warrant to purchase 637,788 shares of Class A voting
     common stock at $.0005 per share, expiring 7/03/12                  0                0
                                                                              ------------------             ----

       Total Telecommunications                                      1,185,000           555,000          1.19%             1.19%
                                                                --------------    --------------       --------         ---------

Total Direct Investments  (A)(B)                                     3,048,700         2,755,000          5.89%             5.89%
                                                                --------------    --------------       --------         ---------

Indirect Investments:

International:
   CVC European Equity Partners II L.P.                              1,996,300         3,269,468          6.98%             6.98%
   $7,500,000 original capital commitment
   .397% limited partnership interest

   Hicks, Muse, Tate & Furst placeLatin America Fund, L.P.           1,150,435         1,167,438          2.49%             2.49%
                                                                --------------    --------------       --------         ---------
   $2,500,000 original capital commitment
   .260% limited partnership interest

       Total International                                           3,146,735         4,436,906          9.47%             9.47%
                                                                --------------    --------------       --------         ---------

Large Corporate Restructuring:
   Apollo Investment Fund IV, L.P.                                   2,043,796         3,293,000          7.03%             7.03%
   $5,000,000 original capital commitment
   .139% limited partnership interest

   Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                      628,971           617,465          1.32%             1.32%
                                                                --------------    --------------       --------         ---------
$5,000,000 original capital commitment
   .124% limited partnership interest

       Total Large Corporate Restructuring                           2,672,767         3,910,465          8.35%             8.35%
                                                                --------------    --------------       --------         ---------

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of June 30, 2006
                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity          Net Assets

Medium Corporate Restructuring:
   Aurora Equity Partners II L.P.                               $    2,534,372    $    4,706,152         10.05%            10.05%
   $5,000,000 original capital commitment
   .663% limited partnership interest

   Fenway Partners Capital Fund II, L.P.                             3,913,254         4,713,679         10.07%            10.07%
   $5,000,000 original capital commitment
   .550% limited partnership interest

   Parthenon Investors, L.P.                                         2,341,191         2,240,488          4.78%             4.78%
   $3,500,000 original capital commitment
   .990% limited partnership interest

   Thomas H. Lee Equity Fund IV, L.P.                                2,442,835         2,194,161          4.69%             4.69%
                                                                --------------    --------------       --------         ---------
   $10,000,000 original capital commitment
   .342% limited partnership interest

       Total Medium Corporate Restructuring                         11,231,652        13,854,480         29.59%            29.59%
                                                                --------------    --------------       --------         ---------

Sector Focused:
   First Reserve Fund VIII, L.P.                                     2,233,189         3,239,000          6.92%             6.92%
   $5,000,000 original capital commitment
   .616% limited partnership interest

   placeCityProvidence Equity Partners III, L.P.                       172,478           128,325          0.28%             0.28%
   placeCityProvidence Equity Offshore Partners III, L.P.               29,662             5,535          0.01%             0.01%
                                                                --------------    --------------       --------         ---------
   $3,500,000 original capital commitment                              202,140           133,860          0.29%             0.29%
                                                                --------------    --------------       --------         ---------
   .372% limited partnership interest

   VS&A Communications Partners III, L.P.                            1,164,819         1,108,659          2.37%             2.37%
                                                                --------------    --------------       --------         ---------
   $3,000,000 original capital commitment
   .293% limited partnership interest

       Total Sector Focused                                          3,600,148         4,481,519          9.58%             9.58%
                                                                --------------    --------------       --------         ---------

Small Corporate Restructuring:
   American Securities Partners II, L.P.                               240,637           216,058          0.46%             0.46%
   $5,000,000 original capital commitment
   1.429% limited partnership interest

   Sentinel Capital Partners II, L.P.                                1,055,771           812,984          1.74%             1.74%
   $5,000,000 original capital commitment
   3.973% limited partnership interest

   Washington & Congress Capital Partners, L.P.
   (f/k/a Triumph Partners III, L.P.)                                1,480,535         1,036,308          2.21%             2.21%
                                                                --------------    --------------       --------         ---------
   $5,000,000 original capital commitment
   .831% limited partnership interest

       Total Small Corporate Restructuring                           2,776,943         2,065,350          4.41%             4.41%
                                                                --------------    --------------       --------         ---------

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of June 30, 2006
                                                                                                      Fair Value      Fair Value
                                                                    Principal                            % of            as a
                                                                     Amount/                         Shareholders'       % of
                                                                      Cost          Fair Value          Equity          Net Assets

Venture Capital:
   placeAlta California Partners II, L.P.                       $    1,786,541    $    1,562,858          3.34%             3.34%
   $4,000,000 original capital commitment
   1.783% limited partnership interest

   Atlas Venture Fund IV, L.P.                                         220,357           175,335          0.37%             0.37%
   $1,540,000 original capital commitment
   .381% limited partnership interest

   Bedrock Capital Partners I, L.P.                                    298,754           244,583          0.52%             0.52%
   $5,000,000 original capital commitment
   4.189% limited partnership interest

   Sprout Capital VIII, L.P.                                         1,186,032         1,081,577          2.31%             2.31%
                                                                --------------    --------------       --------         ---------
   $5,000,000 original capital commitment
   .667% limited partnership interest

       Total Venture Capital                                         3,491,684         3,064,353          6.54%             6.54%
                                                                --------------    --------------       --------         ---------

Total Indirect Investments                                          26,919,929        31,813,073         67.94%            67.94%
                                                                --------------    --------------       --------         ---------


Total Portfolio Investments                                     $   29,968,629    $   34,568,073         73.83%            73.83%
                                                                ==============    ==============       ========         =========


     (A) In June 2006, the Trust received $361,469 representing an earn-out payment in connection with the 2005 sale of VS&A Hanley Wood LLC resulting in a realized gain of $361,469 for the quarter ended June 30,2006.

     (B) In August 2006, the Trust received $452,055 representing the release of a holdback payment in connection with the 2005 sale of VS&A Hanley-Wood LLC. The payment resulted in an increase in escrow receivable and a realized gain of $226,027 as of June 30, 2006.














Item 2.  Controls and Procedures.

Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting

Item 3.  Exhibits.

Certifications attached hereto.

                            SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By  /s/ Christopher J. Bower
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     Christopher J. Bower
     President / Principal Executive Officer

Date:       8/29/06
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     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher J. Bower
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     Christopher J. Bower
     President / Principal Executive Officer

Date:       8/29/06
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By  /s/ Samantha Sacks
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     Samantha Sacks
     Vice President, Treasurer and Secretary/ Principal Financial Officer

Date:       8/29/06
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